Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013 Site Homeowner Country
Contingencies [Abstract]
Accrued liability for claims of other litigation	$ 14.8
Number of countries where company has legal entities	50
Customs duties, penalties and interest by the government of Brazil	50.0
Number of sites designated for cleanup under the Comprehensive Environmental Response Compensation and Liability Act or similar state law where Company is identified as a potentially responsible party	2
Accrued environmental loss contingencies, noncurrent	3.2
Number of homeowners covered by class action lawsuit settlement on contaminated underground water from Houston manufacturing site (in number of homeowners)	190
Number of homeowners whose property is adjacent to the class area and may be affected by underground water contamination (in number of homeowners)	39
Accrued liability for claims for contaminated underground water from Houston manufacturing site	$ 7.1